Accounts payable and accrued liabilities (Detail) - Accounts Payable And Accrued Liabilities - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade accounts payable	$ 38,288	$ 39,415
Accrued royalties	8,011	2,823
Accrued liabilities	16,644	22,492
Accounts payable and accrued liabilities	$ 62,943,000	$ 64,730